Discontinued Operations (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Total current assets		$ 15,565
Discontinued Operations, Held-for-sale [Member]
Current assets:
Cash and cash equivalents
Restricted cash deposits		342
Accounts receivable, net of allowance for doubtful accounts of $1,192		4,125
Prepaid expenses and other current assets		2,652
Assets held for sale (Note 4)		8,362
Total current assets		15,481
Non-current assets:
Property and equipment, net (Note 7)		77
Other assets, net		7
Total non-current assets		84
Total assets		15,565
Current liabilities:
Other accrued liabilities		2,068
Deferred revenues		1,141
Total current liabilities		3,209
Total net assets of discontinued operation		$ 12,356